Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common unitholders - basic	$ (12,858)	$ (12,203)	$ (24,471)	$ (24,376)	$ (46,155)	$ (147,684)
Net loss attributable to common unitholders - diluted	$ (12,858)	$ (12,203)	$ (24,471)	$ (24,376)	$ (46,155)	$ (147,684)
Denominator:
Weighted-average common units outstanding - basic	332,209	329,043	331,195	328,062	328,557	325,983
Weighted-average common units outstanding - diluted	332,209	329,043	331,195	328,062	328,557	325,983
Dilutive loss per common unit	$ (0.04)	$ (0.04)	$ (0.07)	$ (0.07)	$ (0.14)	$ (0.45)
Units options
Earnings per Unit
Antidilutive securities			16,400	13,100	30,500	24,200
Restricted common units
Earnings per Unit
Antidilutive securities			4,500	9,100	9,100	13,600
CEP units
Earnings per Unit
Antidilutive securities			239,200	222,200	239,200	222,200